Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Inventories
Crude oil	$ 51,359	$ 77,351
Natural gas liquids:
Propane	33,478	38,910
Butane	15,294	12,613
Other	7,482	6,515
Refined products and renewables:
Diesel	9,186	12,752
Ethanol	14,650	5,542
Biodiesel	4,679	7,966
Total	$ 136,128	$ 161,649